Note 10 - Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Interest rate contracts	$ 60,210	$ 229,451
Interest rate contracts	43,656	16,631
Total derivative liabilities	$ 103,866	$ 246,082